Annual Report

                                  SMALL-CAP
                                  VALUE FUND -
                                  ADVISOR CLASS

                                  DECEMBER 31, 2000


                                     [LOGO]
                                 T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Small-Cap Value Fund - Advisor Class

o Technology stocks plummeted in 2000, but previously out-of-favor value and small-cap stocks surged.

o The fund's Advisor Class shares returned 15.77% since the class was created and 9.29% for the past six months, outstripping the Russell 2000 Index of small-cap stocks for both periods and our Lipper peer group since inception.

o Diversification paid off, as some of our biggest winners in 2000--in energy, utilities, and financial services--had mediocre results in 1999.

o We took advantage of the Nasdaq sell-off to add some technology stocks and others in recession-resistant industries.

o Reasonable valuations and declining interest rates make us more bullish about small-cap value stocks than in quite some time.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

The stock market's gyrations during 2000 proved anew the wisdom of investment diversification. Following a buoyant 1999 and early 2000, technology stock prices collapsed, falling 40% to 90% from their highs and leading the overall stock market to its worst loss in over a decade. But value stocks, especially small-cap value issues, rose from their March 2000 lows to finish the year with outstanding gains.

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
Periods Ended 12/31/00                                 6 Months        (3/31/00)
--------------------------------------------------------------------------------
Small-Cap Value Fund -
Advisor Class                                             9.29%           15.77%
--------------------------------------------------------------------------------
Russell 2000 Index                                        5.88            -9.44
--------------------------------------------------------------------------------
Lipper Small-Cap Value
Fund Index                                               10.62            12.07
--------------------------------------------------------------------------------

The Small-Cap Value Fund's Advisor Class shares benefited from their sector's strong results, rising 9.29% during the second half of the year, just slightly behind the Lipper Index of peer small-cap value funds. For the nine months, the shares gained nearly 16%, and finished over three percentage points ahead of their Lipper peer group.

The value sector's turnaround versus the growth sector last year contrasted starkly with its poor relative results in 1999. As the figures below show, the rebound for small-cap value funds has not been complete, but it has been significant.

SMALL-CAP GROWTH VS. VALUE
--------------------------------------------------------------------------------
                                                              1999         2000
--------------------------------------------------------------------------------
Lipper Small-Cap Value Fund Index                             1.9%         16.1%
--------------------------------------------------------------------------------
Russell 2000 Value Index                                     -1.5          22.8
--------------------------------------------------------------------------------
Lipper Small-Cap Growth Fund Index                           61.2          -8.3
--------------------------------------------------------------------------------
Russell 2000 Growth Index                                    43.1         -22.4
--------------------------------------------------------------------------------

Your fund's results reflect not only the newfound popularity of value stocks, but also the relative position of small-caps versus large. The trend on that front continues to be positive. While the broad-based Russell 2000 posted a negative 3% return in the past year, it bested the S&P 500 Index, which returned a disappointing -9.1%. Small stocks began outperforming large in mid-1999; if past cycles repeat, small-caps should retain their lead versus large for at least another year.

YEAR-END DISTRIBUTIONS

      On December 12, 2000, the fund's Board of Directors declared an income dividend of $0.20 per share, a long-term capital gain of $1.63 per share, and a short-term gain of $0.05 per share payable to shareholders of record on that date. You should have already received your check or statement reflecting these distributions as well as our Form 1099-DIV reporting them for tax purposes for taxable accounts.

PORTFOLIO STRATEGY

      Diversification Pays Off

      Diversification proved valuable for the fund. The best-performing industries (energy producers, utilities, regional banks) had achieved only mediocre stock results in previous years. But by adding to positions in these industries in 1998 and 1999, the fund benefited in 2000 from their price rise. Among our 25 largest holdings at year-end, top performers were energy stocks Cross Timbers Oil (up 360%) and HS Resources (146%); utilities Black Hills (107%) and Cleco (75%); and banks Silicon Valley Bancshares (39%) and First Republic Bank of San Francisco (40%).

      Purchases Reflect Good Values

      During the second half of the year, we looked for stocks that had declined with the general market, but whose businesses were recession resistant. The three largest purchases met these criteria. Atwood Oceanics is an offshore oil and gas driller concentrating in the Gulf of Mexico. Its business is tied to the demand for drilling services, which we expect to grow due to the current high price of natural gas. FTI Consulting has three specialties: business turnaround consulting, litigation support, and engineering failure analysis. A weakening economy has already generated increasing demand for FTI's business turnaround services. G&K Services provides uniform rental services to business nationwide. While G&K would be modestly affected by an economic slowdown, its revenue growth is also tied to acquisitions that the company is well positioned to make.

      We have also been looking through the wreckage of the tech sector for good companies selling at small premiums to book value or at modest multiples of earnings. New positions include Packeteer, maker of software that prioritizes Internet traffic flow, for universities, for instance; ATMI, a semiconductor materials company; and Progress Software, a database tools company with an interesting Internet messaging product. More will likely join that list, since our investing style relishes hunting for new names precisely when the consensus opinion is negative.

      Sales Reflect Profit-Taking and Acquisitions

      The largest sale during the period was Silicon Valley Bancshares, a longstanding favorite of mine and a previous number-one holding for the fund. We sold nearly half of our position during the third quarter as the stock ran up to record levels. The bank continues to grow and gain market share, but with a price more than 20 times our cost, we felt it prudent to cut back our position. We eliminated three stocks--Republic Group, Business Resource Group, and American Freightways--because they were being acquired. Finally, we took advantage of very strong performance from the energy and biotech groups to trim positions in Cross Timbers, HS Resources, NPS Pharmaceuticals, and Neurocrine Biosciences.

OUTLOOK

      Investors today face conflicting crosscurrents and more uncertainty than in recent years. The economy has clearly begun to slow, enough so that the Federal Reserve recently has initiated substantial cuts in short-term interest rates. The slowdown has the potential to cause corporate profits to decline for the first time in 10 years.

      More Reasonable Valuations Support Optimism

      Beyond fundamentals, "the market" has rediscovered valuations. Whereas a year ago a good story tied to a high projected growth rate was enough to create multi-billion dollar market valuations for untried companies, today we are rapidly reaching the point where only hard assets and profitable operations can get a hearing from investors. In my view, the change in investor attitudes has a bit further to go, but the speculative fever led by dot-com mania has clearly been broken.

      As a small-cap value investor, I can only applaud the change because it bodes well for continued interest in patient investing based on fundamentals. At the same time, our challenge is not to become complacent.

      Notwithstanding a cautious outlook on the economy, the stock market is more attractive today than a year ago because of declining interest rates and more reasonable valuations. Small-caps and value stocks both have turned the corner relative to the broad stock market. As a result, I am personally more bullish about the outlook for this fund than I have been for some time.

      Respectfully submitted,


      /s/ Preston G. Athey

      Preston G. Athey
      President of the fund and chairman of its Investment Advisory Committee

      January 19, 2001

      The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. ROWE PRICE SMALL-CAP VALUE FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS
                                                                      Percent of
                                                                      Net Assets
                                                                        12/31/00
--------------------------------------------------------------------------------

Insituform Technologies                                                     4.5%
--------------------------------------------------------------------------------
Brown and Brown                                                             4.1
--------------------------------------------------------------------------------
Cross Timbers Oil                                                           3.9
--------------------------------------------------------------------------------
HS Resources                                                                2.4
--------------------------------------------------------------------------------
Analogic                                                                    2.2
--------------------------------------------------------------------------------

Electro Rent                                                                2.1
--------------------------------------------------------------------------------
Allied Capital                                                              1.9
--------------------------------------------------------------------------------
McGrath RentCorp                                                            1.8
--------------------------------------------------------------------------------
Silicon Valley Bancshares                                                   1.6
--------------------------------------------------------------------------------
First Republic Bank of San Francisco                                        1.5
--------------------------------------------------------------------------------

Community First Bankshares                                                  1.4
--------------------------------------------------------------------------------
Ruby Tuesday                                                                1.3
--------------------------------------------------------------------------------
Saga Communications                                                         1.3
--------------------------------------------------------------------------------
Penn Virginia                                                               1.2
--------------------------------------------------------------------------------
Black Hills                                                                 1.1
--------------------------------------------------------------------------------

Medical Assurance                                                           1.1
--------------------------------------------------------------------------------
Sun Communities                                                             1.1
--------------------------------------------------------------------------------
Cleco                                                                       1.1
--------------------------------------------------------------------------------
Markel                                                                      1.1
--------------------------------------------------------------------------------
Bone Care International                                                     1.1
--------------------------------------------------------------------------------

Otter Tail Power                                                            1.0
--------------------------------------------------------------------------------
CSS Industries                                                              0.9
--------------------------------------------------------------------------------
Rare Hospitality International                                              0.9
--------------------------------------------------------------------------------
Puerto Rican Cement                                                         0.9
--------------------------------------------------------------------------------
Franklin Electric                                                           0.9
--------------------------------------------------------------------------------

Total                                                                      42.4%

Note: Table excludes reserves.

T. ROWE PRICE SMALL-CAP VALUE FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

MAJOR PORTFOLIO CHANGES

Listed in descending order of size

6 Months Ended 12/31/00

--------------------------------------------------------------------------------
Ten Largest Purchases                    Ten Largest Sales
--------------------------------------------------------------------------------

Atwood Oceanics*                         Silicon Valley Bancshares
--------------------------------------------------------------------------------
FTI Consulting*                          Republic Group**
--------------------------------------------------------------------------------
G&K Services*                            NPS Pharmaceuticals
--------------------------------------------------------------------------------
Packeteer*                               Neurocrine Biosciences
--------------------------------------------------------------------------------
Texas Regional Bancshares                Business Resource Group**
--------------------------------------------------------------------------------
American Italian Pasta*                  HS Resources
--------------------------------------------------------------------------------
Franklin Electric                        Cross Timbers Oil Pfd. Series A
--------------------------------------------------------------------------------
ATMI*                                    American Freightways**
--------------------------------------------------------------------------------
Progress Software*                       Inco**
--------------------------------------------------------------------------------
Pegasus Solutions***                     Pegasus Solutions***
--------------------------------------------------------------------------------

  * Position added
 ** Position eliminated
*** Position added and eliminated

T. ROWE PRICE SMALL-CAP VALUE FUND - ADVISOR CLASS
--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      This chart shows the value of a hypothetical $10,000 investment in the fund's Advisor Class shares over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

   [The following data was depicted as a line graph in the printed material.]

SMALL-CAP VALUE FUND - ADVISOR CLASS
--------------------------------------------------------------------------------
                  Small-Cap Value                     Russell 2000
As of 12/31/00    Fund - Advisor Class                Index
--------------------------------------------------------------------------------
3/31/00           $10,000                             $10,000
--------------------------------------------------------------------------------
12/00             $11,577                             $ 9,056

TOTAL RETURN
--------------------------------------------------------------------------------

                                                            Since      Inception
Period Ended 12/31/00                                   Inception           Date
--------------------------------------------------------------------------------
Small-Cap Value Fund - Advisor Class                       15.77%       3/31/00
--------------------------------------------------------------------------------

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price Small-cap Value Fund
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS               For a share outstanding throughout the period
--------------------------------------------------------------------------------

Small Cap-Value Advisor Class shares

                                                                      3/31/00
                                                                      Through
                                                                     12/31/00

NET ASSET VALUE

Beginning of period                                                 $   18.23
                                                                    ---------

Investment actvities

  Net investment income (loss)                                           0.10
  Net Realized and
  unrealized gain (loss)                                                 2.69
                                                                    ---------

  Total from
  investment activities                                                  2.79
                                                                    ---------

Distributions
  Net investment income                                                 (0.20)
                                                                    ---------
  Net realized gain (loss)                                              (1.68)
                                                                    ---------
  Total Distributions                                                   (1.88)
                                                                    ---------

NET ASSET VALUE
End of period                                                       $   19.14
                                                                    =========

Ratios/Supplemental Data

Total Return@                                                          15.77%
--------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                                                      0.80%+
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                                                              1.50%+
--------------------------------------------------------------------------------
Portfolio turnover rate                                                 14.4%+
--------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $  1,408
--------------------------------------------------------------------------------

@ Total return reflects the rate that an investor would have earned on an investment in the Fund during the period, assuming reinvestment of all distributions.
+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

PORTFOLIO OF INVESTMENTS                             Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 92.1%

FINANCIAL 15.9%

Bank and Trust 6.1%

Community First Bankshares                                1,000,000   $   18,906
--------------------------------------------------------------------------------
First International Bancorp                                 275,500        1,825
--------------------------------------------------------------------------------
First Republic Bank of San Francisco * +                    600,000       19,800
--------------------------------------------------------------------------------
Glacier Bancorp                                             286,165        3,524
--------------------------------------------------------------------------------
Silicon Valley Bancshares *                                 645,600       22,293
--------------------------------------------------------------------------------
Texas Regional Bancshares                                   286,000        9,277
--------------------------------------------------------------------------------
UCBH Holdings                                               150,000        7,003
--------------------------------------------------------------------------------
                                                                          82,628
                                                                      ----------
Insurance 7.3%

Brown and Brown +                                         1,580,000       55,300
--------------------------------------------------------------------------------
Hilb, Rogal and Hamilton                                     30,300        1,208
--------------------------------------------------------------------------------
Markel *                                                     80,000       14,480
--------------------------------------------------------------------------------
Medical Assurance                                           913,500       15,244
--------------------------------------------------------------------------------
NYMAGIC                                                     100,000        1,888
--------------------------------------------------------------------------------
Presidential Life                                           150,000        2,245
--------------------------------------------------------------------------------
Triad Guaranty *                                            282,800        9,500
--------------------------------------------------------------------------------
                                                                          99,865
                                                                      ----------
Financial Services 2.5%

Allied Capital                                            1,240,000       25,924
--------------------------------------------------------------------------------
American Capital Strategies                                 325,000        8,257
--------------------------------------------------------------------------------
Delta Financial *                                           428,600          134
--------------------------------------------------------------------------------
                                                                          34,315
                                                                      ----------
Total Financial                                                          216,808
                                                                      ----------

UTILITIES 4.7%

Telephone 0.2%

Hickory Technology                                           25,000          514
--------------------------------------------------------------------------------
Rural Cellular (Class A) *                                   85,000        2,516
--------------------------------------------------------------------------------
                                                                           3,030
                                                                      ----------
Electric Utilities 4.5%
--------------------------------------------------------------------------------
Black Hills                                                 350,000       15,662
--------------------------------------------------------------------------------
Cleco                                                       275,000       15,056
--------------------------------------------------------------------------------
Northwestern Public Service                                 300,000        6,938
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Otter Tail Power                                            500,000   $   13,688
--------------------------------------------------------------------------------
Vectren                                                     366,575        9,393
--------------------------------------------------------------------------------
                                                                          60,737
                                                                      ----------
Total Utilities                                                           63,767
                                                                      ----------

CONSUMER NONDURABLES 8.5%

Beverages 0.1%

Chalone Wine Group *                                        250,000        2,031
--------------------------------------------------------------------------------
                                                                           2,031
                                                                      ----------
Food Processing 1.0%

American Italian Pasta *                                    300,000        8,044
--------------------------------------------------------------------------------
Natrol *                                                    400,000          625
--------------------------------------------------------------------------------
Sylvan * +                                                  520,000        4,875
--------------------------------------------------------------------------------
                                                                          13,544
                                                                      ----------
Hospital Supplies/Hospital Management 2.4%

Allied Healthcare Products *                                121,600          361
--------------------------------------------------------------------------------
Atrion * +                                                  200,000        2,900
--------------------------------------------------------------------------------
IRIDEX *                                                    300,000        1,481
--------------------------------------------------------------------------------
Landauer +                                                  547,900        9,999
--------------------------------------------------------------------------------
Minntech +                                                  650,000        4,093
--------------------------------------------------------------------------------
Owens & Minor                                               550,000        9,763
--------------------------------------------------------------------------------
Sterile Recoveries *                                        250,000        3,797
--------------------------------------------------------------------------------
                                                                          32,394
                                                                      ----------
Pharmaceuticals 1.8%

Bone Care International * +                                 825,000       14,334
--------------------------------------------------------------------------------
NPS Pharmaceuticals *                                       100,000        4,784
--------------------------------------------------------------------------------
Quidel *                                                  1,000,000        5,188
--------------------------------------------------------------------------------
                                                                          24,306
                                                                      ----------
Biotechnology 0.7%

Neurocrine Biosciences *                                    290,700        9,621
--------------------------------------------------------------------------------
                                                                           9,621
                                                                      ----------
Miscellaneous Consumer Products 2.5%

Applied Extrusion Technologies * +                          750,000        2,332
--------------------------------------------------------------------------------
BWAY * +                                                    775,000        3,051
--------------------------------------------------------------------------------
CSS Industries * +                                          601,500       12,782
--------------------------------------------------------------------------------
Culp +                                                      600,000        1,200
--------------------------------------------------------------------------------
Dan River *                                                 400,000          888
--------------------------------------------------------------------------------
Home Products International *                               312,600          547
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Liqui-Box                                                   157,200   $    5,802
--------------------------------------------------------------------------------
Ocular Sciences *                                            59,500          703
--------------------------------------------------------------------------------
Sola *                                                      400,000        1,650
--------------------------------------------------------------------------------
Superior Uniform Group                                       50,000          406
--------------------------------------------------------------------------------
Velcro Industries                                           400,000        4,225
--------------------------------------------------------------------------------
                                                                          33,586
                                                                      ----------
Total Consumer Nondurables                                               115,482
                                                                      ----------

CONSUMER SERVICES 8.6%

Restaurants 3.6%

Applebee's                                                  100,000        3,166
--------------------------------------------------------------------------------
Consolidated Products *                                     899,400        6,183
--------------------------------------------------------------------------------
Fresh Choice * +                                            560,000          963
--------------------------------------------------------------------------------
Garden Fresh Restaurant * +                                 400,000        2,487
--------------------------------------------------------------------------------
PJ America *                                                160,000          910
--------------------------------------------------------------------------------
Rare Hospitality International *                            565,800       12,642
--------------------------------------------------------------------------------
Ruby Tuesday                                              1,200,000       18,300
--------------------------------------------------------------------------------
Uno Restaurant *                                            500,000        4,125
--------------------------------------------------------------------------------
                                                                          48,776
                                                                      ----------
General Merchandisers 0.5%

Fred's (Class A)                                            128,100        2,678
--------------------------------------------------------------------------------
Hibbett Sporting Goods *                                    127,500        4,622
--------------------------------------------------------------------------------
                                                                           7,300
                                                                      ----------
Specialty Merchandisers 2.3%

Building Materials *                                        500,000        4,250
--------------------------------------------------------------------------------
Compucom Systems *                                          355,000          466
--------------------------------------------------------------------------------
Hancock Fabrics +                                         1,500,000        5,156
--------------------------------------------------------------------------------
Haverty Furniture                                           700,000        6,913
--------------------------------------------------------------------------------
Intergrated Water Resources *                               200,000          106
--------------------------------------------------------------------------------
Jo Ann Stores (Class A) *                                    25,000          164
--------------------------------------------------------------------------------
Jo Ann Stores (Class B) *                                   625,000        2,656
--------------------------------------------------------------------------------
S&K Famous Brands * +                                       400,000        2,800
--------------------------------------------------------------------------------
Stein Mart *                                                750,000        8,813
--------------------------------------------------------------------------------
                                                                          31,324
                                                                      ----------
Entertainment and Leisure 0.1%

Photoworks * +                                            1,169,200          731
--------------------------------------------------------------------------------
                                                                             731
                                                                      ----------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Media and Communications 2.1%

Courier +                                                   234,000   $    7,078
--------------------------------------------------------------------------------
Obie Media * +                                              430,000        3,400
Saga Communications (Class A) *                           1,225,000       18,222
--------------------------------------------------------------------------------
                                                                          28,700
                                                                      ----------
Total Consumer Services                                                  116,831
                                                                      ----------

CONSUMER CYCLICALS 9.0%

Automobiles and Related 2.4%

Dollar Thrifty Auto Group *                                 225,000        4,219
--------------------------------------------------------------------------------
Keystone Automotive *                                       309,500        2,161
--------------------------------------------------------------------------------
Littelfuse *                                                300,000        8,606
--------------------------------------------------------------------------------
Myers Industries                                            165,000        2,392
--------------------------------------------------------------------------------
R & B *                                                     400,000          669
--------------------------------------------------------------------------------
Strattec Security * +                                       275,000        8,594
--------------------------------------------------------------------------------
TBC * +                                                   1,400,000        6,475
--------------------------------------------------------------------------------
                                                                          33,116
                                                                      ----------
Building and Real Estate 4.9%

Capital Senior Living *                                     500,000        1,219
--------------------------------------------------------------------------------
First Washington Realty Trust, REIT                         425,000       10,970
--------------------------------------------------------------------------------
Glenborough Realty Trust, REIT                              550,000        9,556
--------------------------------------------------------------------------------
Innkeepers USA, REIT                                        875,000        9,680
--------------------------------------------------------------------------------
Kilroy Realty, REIT                                         100,000        2,856
--------------------------------------------------------------------------------
National Health Realty, REIT +                              550,000        4,297
--------------------------------------------------------------------------------
Pacific Gulf Properties, REIT                               600,000        3,675
--------------------------------------------------------------------------------
Skyline, REIT +                                             450,000        8,522
--------------------------------------------------------------------------------
Sun Communities, REIT                                       450,000       15,075
--------------------------------------------------------------------------------
Western Water * +                                           664,500          103
--------------------------------------------------------------------------------
                                                                          65,953
                                                                      ----------
Miscellaneous Consumer Durables 1.7%

Chromcraft Revington * +                                  1,000,000       10,000
--------------------------------------------------------------------------------
CompX International +                                       415,000        3,709
--------------------------------------------------------------------------------
Stanley Furniture * +                                       402,200        9,653
--------------------------------------------------------------------------------
                                                                          23,362
                                                                      ----------
Total Consumer Cyclicals                                                 122,431
                                                                      ----------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

TECHNOLOGY 5.9%

Electronic Components 3.4%

Analogic +                                                  675,000   $   30,228
--------------------------------------------------------------------------------
ATMI *                                                      300,000        5,850
--------------------------------------------------------------------------------
Badger Meter                                                130,100        2,992
--------------------------------------------------------------------------------
PCD *                                                       356,700        2,285
--------------------------------------------------------------------------------
Planar Systems *                                            222,900        5,559
--------------------------------------------------------------------------------
                                                                          46,914
                                                                      ----------
Electronic Systems 0.3%

EDO                                                         179,500        1,324
--------------------------------------------------------------------------------
FLIR Systems *                                              325,000        1,737
--------------------------------------------------------------------------------
Perceptron * +                                              650,000          954
--------------------------------------------------------------------------------
                                                                           4,015
                                                                      ----------
Specialized Computer 0.0%

Ebix.com * +                                                750,000          363
--------------------------------------------------------------------------------
                                                                             363
                                                                      ----------
Telecommunications 0.2%

Syntellect * +                                              650,000        2,397
--------------------------------------------------------------------------------
                                                                           2,397
                                                                      ----------
Aerospace and Defense 2.0%

COMARCO * +                                                 525,000        7,104
--------------------------------------------------------------------------------
DONCASTERS ADR *                                            100,000        2,000
--------------------------------------------------------------------------------
Raven Industries +                                          350,000        5,928
--------------------------------------------------------------------------------
TransTechnology                                             299,000          953
--------------------------------------------------------------------------------
Woodward Governor                                           250,000       11,289
--------------------------------------------------------------------------------
                                                                          27,274
                                                                      ----------
Total Technology                                                          80,963
                                                                      ----------

CAPITAL EQUIPMENT 3.1%

Electrical Equipment 2.1%

Franklin Electric                                           175,000       12,015
--------------------------------------------------------------------------------
LSI Industries                                              400,000        8,125
--------------------------------------------------------------------------------
Thomas Industries                                           350,000        8,137
--------------------------------------------------------------------------------
                                                                          28,277
                                                                      ----------
Machinery 1.0%

Alamo Group +                                               550,000        7,185
--------------------------------------------------------------------------------
Brooks Automation *                                          94,300        2,643
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

K-Tron * +                                                  256,323   $    4,726
--------------------------------------------------------------------------------
                                                                          14,554
                                                                      ----------
Total Capital Equipment                                                   42,831
                                                                      ----------
BUSINESS SERVICES AND
TRANSPORTATION 18.6%

Computer Service and Software 1.6%

Analysts International                                      620,000        2,422
--------------------------------------------------------------------------------
Metro Information Services *                                500,000        2,813
--------------------------------------------------------------------------------
Packeteer *                                                 405,700        5,033
--------------------------------------------------------------------------------
Progress Software *                                         250,000        3,617
--------------------------------------------------------------------------------
SPSS *                                                      335,000        7,464
--------------------------------------------------------------------------------
                                                                          21,349
                                                                      ----------
Distribution Services 1.4%

Richardson Electronics +                                    575,000        7,870
--------------------------------------------------------------------------------
SCP Pool *                                                  240,000        7,208
--------------------------------------------------------------------------------
Sunsource *                                                 285,400          874
--------------------------------------------------------------------------------
Valley National Gases * +                                   682,200        2,558
--------------------------------------------------------------------------------
                                                                          18,510
                                                                      ----------
Environmental 1.5%

BHA Group (Class A) +                                       605,000        8,640
--------------------------------------------------------------------------------
IT Group *                                                  900,000        4,500
--------------------------------------------------------------------------------
TETRA Technologies *                                        330,000        5,115
--------------------------------------------------------------------------------
Waste Connections *                                          50,000        1,652
--------------------------------------------------------------------------------
Waterlink * +                                             1,166,350          455
--------------------------------------------------------------------------------
                                                                          20,362
                                                                      ----------
Transportation Services 1.7%

EGL *                                                        75,000        1,784
--------------------------------------------------------------------------------
Frozen Food Express *                                       250,000          496
--------------------------------------------------------------------------------
Hub Group (Class A) *                                       250,000        2,258
--------------------------------------------------------------------------------
International Shipholding +                                 664,000        4,150
--------------------------------------------------------------------------------
Landstar Systems *                                          150,000        8,489
--------------------------------------------------------------------------------
M.S. Carriers *                                             100,000        3,272
--------------------------------------------------------------------------------
Transport Corp. of America * +                              540,000        2,362
--------------------------------------------------------------------------------
                                                                          22,811
                                                                      ----------
Miscellaneous Business Services 12.0%

Aaron Rents (Class A)                                        33,400          449
--------------------------------------------------------------------------------
Aaron Rents (Class B)                                       822,100       11,561
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Children's Comprehensive Services *                         200,000   $      488
--------------------------------------------------------------------------------
Edgewater Technology *                                      350,000        2,291
--------------------------------------------------------------------------------
Electro Rent * +                                          2,000,000       28,375
--------------------------------------------------------------------------------
FTI Consulting * +                                          915,000        9,379
--------------------------------------------------------------------------------
G&K Services                                                211,200        5,960
--------------------------------------------------------------------------------
Insituform Technologies (Class A) * +                     1,550,000       61,855
--------------------------------------------------------------------------------
Ivex Packaging *                                            600,000        6,562
--------------------------------------------------------------------------------
McGrath RentCorp +                                        1,298,000       24,703
--------------------------------------------------------------------------------
Packaged Ice *                                              650,000          975
--------------------------------------------------------------------------------
Rainbow Rentals * +                                         400,000        2,212
--------------------------------------------------------------------------------
Right Management Consultants * +                            500,000        7,937
--------------------------------------------------------------------------------
Tab Products +                                              325,000          894
--------------------------------------------------------------------------------
UniFirst                                                     50,000          512
--------------------------------------------------------------------------------
                                                                         164,153
                                                                      ----------
Airlines 0.4%

Mesa Air Group *                                            200,000        1,397
--------------------------------------------------------------------------------
Midwest Express Holdings *                                  300,025        4,406
--------------------------------------------------------------------------------
                                                                           5,803
                                                                      ----------
Total Business Services and Transportation                               252,988
                                                                      ----------

ENERGY 6.7%

Energy Services 2.4%

Atwood Oceanics *                                           225,000        9,857
--------------------------------------------------------------------------------
Carbo Ceramics                                              150,000        5,616
--------------------------------------------------------------------------------
Compagnie Generale Des Geophys ADR *                        150,000        2,025
--------------------------------------------------------------------------------
Newpark Resources *                                         350,000        3,347
--------------------------------------------------------------------------------
Pitt-DesMoines                                              300,000        9,862
--------------------------------------------------------------------------------
Trico Marine Services *                                     150,000        2,320
--------------------------------------------------------------------------------
                                                                          33,027
                                                                      ----------
Exploration and Production 4.3%

Brigham Exploration *                                       550,000        2,458
--------------------------------------------------------------------------------
Chieftain International *                                   325,000        8,978
--------------------------------------------------------------------------------
Cross Timbers Oil                                           450,000       12,487
--------------------------------------------------------------------------------
Forest Oil *                                                 25,000          922
--------------------------------------------------------------------------------
HS Resources *                                              775,000       32,841
--------------------------------------------------------------------------------
Key Energy Services *                                        75,000          783
--------------------------------------------------------------------------------
                                                                          58,469
                                                                      ----------
Total Energy                                                              91,496
                                                                      ----------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

PROCESS INDUSTRIES 3.5%

Diversified Chemicals 0.8%

Aceto +                                                     575,000   $    5,103
--------------------------------------------------------------------------------
Arch Chemicals                                              359,250        6,377
--------------------------------------------------------------------------------
                                                                          11,480
                                                                      ----------
Specialty Chemicals 0.9%

Eco Soil Systems *                                          270,000          219
--------------------------------------------------------------------------------
Synalloy +                                                  445,000        2,169
--------------------------------------------------------------------------------
Tuscarora +                                                 730,000        9,445
--------------------------------------------------------------------------------
                                                                          11,833
                                                                      ----------
Paper and Paper Products 0.5%

Wausau-Mosinee Paper                                        600,000        6,075
--------------------------------------------------------------------------------
                                                                           6,075
                                                                      ----------
Building and Construction 1.3%

CorrPro *                                                   300,000          881
--------------------------------------------------------------------------------
Layne Christensen * +                                       600,000        1,969
--------------------------------------------------------------------------------
Puerto Rican Cement +                                       425,000       12,538
--------------------------------------------------------------------------------
U.S. Aggregates                                             300,000        2,306
--------------------------------------------------------------------------------
                                                                          17,694
                                                                      ----------
Total Process Industries                                                  47,082
                                                                      ----------

BASIC MATERIALS 4.9%

Metals 1.8%

Cold Metal Products +                                       400,000          650
--------------------------------------------------------------------------------
Gibraltar Steel                                             475,000        8,387
--------------------------------------------------------------------------------
Lone Star Technologies *                                    250,000        9,625
--------------------------------------------------------------------------------
Material Sciences *                                         620,000        4,766
--------------------------------------------------------------------------------
Shiloh Industries *                                         290,000          897
--------------------------------------------------------------------------------
                                                                          24,325
                                                                      ----------
Mining 0.5%

Cleveland-Cliffs                                            210,000        4,528
--------------------------------------------------------------------------------
Gold Fields (EUR)                                           255,000          247
--------------------------------------------------------------------------------
Gold Fields (ZAR)                                           749,922        2,537
--------------------------------------------------------------------------------
                                                                           7,312
                                                                      ----------
Miscellaneous Materials 2.6%

Ameron International +                                      225,600        8,403
--------------------------------------------------------------------------------
Oil-Dri +                                                   500,000        3,344
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Penn Engineering & Manufacturing (Class A) +                 89,100   $    2,768
--------------------------------------------------------------------------------
Penn Engineering & Manufacturing                            100,000        3,525
--------------------------------------------------------------------------------
Penn Virginia +                                             500,000       16,594
--------------------------------------------------------------------------------
                                                                          34,634
                                                                      ----------
Total Basic Materials                                                     66,271
                                                                      ----------

INVESTMENT COMPANIES 0.4%

Investment Companies 0.4%

First Financial Fund                                        633,100        6,173
--------------------------------------------------------------------------------
Total Investment Companies                                                 6,173
                                                                      ----------
Total Miscellaneous Common Stocks 2.3%                                    31,480
                                                                      ----------

Total Common Stocks (Cost $1,014,170)                                  1,254,603
                                                                      ----------

PREFERRED STOCKS 0.1%

Prime Retail (Series A), Cum., 10.50% *                     260,100        1,935
--------------------------------------------------------------------------------
Total Preferred Stocks (Cost $4,536)                                       1,935
                                                                      ----------

CONVERTIBLE PREFERRED STOCKS 3.3%

Chieftain International, $1.8125                             40,000        1,385
--------------------------------------------------------------------------------
Cross Timbers Oil (Series A)                                440,000       40,205
--------------------------------------------------------------------------------
IT Group                                                    165,000        2,599
--------------------------------------------------------------------------------
Western Water (Series C) *                                    2,259           21
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks (Cost $15,790)                         44,210
                                                                      ----------

CORPORATE BONDS 0.3%

BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                    $3,000,000        2,700
--------------------------------------------------------------------------------
Delta Financial, Sr. Notes, 9.50%, 8/1/04                 3,000,000        1,350
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $5,695)                                        4,050
                                                                      ----------

CONVERTIBLE BONDS 0.5%

Builders Transport, 6.50%, 5/1/11 *                       1,158,000            0
--------------------------------------------------------------------------------
Builders Transport, 8.00%, 8/15/05 *                      1,700,000            0
--------------------------------------------------------------------------------
Glycomed, Sub. Deb., 7.50%, 1/1/03                        1,000,000          886
--------------------------------------------------------------------------------
Offshore Logistics, Sr. Sub. Notes,
(144a), 6.00%, 12/15/03                                   2,000,000        2,087
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------

                                                     Shares/Par           Value
-------------------------------------------------------------------------------
                                                                   In thousands

OHM, 8.00%, 10/1/06                                $    122,000    $         98
-------------------------------------------------------------------------------
Richardson Electronics, Sr. Sub.
Notes, 7.25%, 12/15/06                                3,516,000           3,182
-------------------------------------------------------------------------------

Total Convertible Bonds (Cost $7,812)                                     6,253
                                                                   ------------

SHORT-TERM INVESTMENTS 4.6%

Money Market Funds 4.6%

Reserve Investment Fund, 6.69%#                     62,781,096          62,781
-------------------------------------------------------------------------------

Total Short-Term Investments (Cost $62,781)                              62,781
                                                                   ------------

Total Investments in Securities

100.9% of Net Assets (Cost $1,110,784)                             $  1,373,832

Other Assets Less Liabilities                                           (11,712)
                                                                   ------------

NET ASSETS                                                         $  1,362,120
                                                                   ============

    #  Seven-day yield
    +  Affiliated company
    *  Non-income producing
  ADR  American depository receipts
 REIT  Real Estate Investment Trust
 144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.2% of net assets.
  EUR  Euro
  ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value
  Affiliated companies (cost $409,730)                                $  487,892
  Other companies (cost $701,054)                                        885,940
                                                                      ----------
  Total investments in securities                                      1,373,832

Other assets                                                              11,291
                                                                      ----------
Total assets                                                           1,385,123
                                                                      ----------
Liabilities

Total liabilities                                                         23,003
                                                                      ----------

NET ASSETS                                                            $1,362,120
                                                                      ==========

Net Assets Consist of:

Accumulated net realized gain/loss - net of distributions             $    5,436

Net unrealized gain (loss)                                               263,048

Paid-in-capital applicable to 71,175,770 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                        1,093,636
                                                                      ----------

NET ASSETS                                                            $1,362,120
                                                                      ==========
NET ASSET VALUE PER SHARE

Small-Cap Value shares
($1,360,712,181/71,102,242 shares outstanding)                        $    19.14
                                                                      ==========
Small-Cap Value Advisor Class shares
($1,407,599/73,528 shares outstanding)                                $    19.14
                                                                      ==========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                                            Year
                                                                           Ended
                                                                        12/31/00

Investment Income (Loss)

Income
  Dividend (including $6,107 from affiliated companies)               $  19,636
  Interest (including $418 from affiliated companies)                     4,682
                                                                      ---------
Total income                                                             24,318
                                                                      ---------
Expenses
  Investment management                                                   8,294
  Shareholder servicing
    Small-Cap Value shares                                                2,436
    Small-Cap Value Advisor class shares                                     --
  Custody and accounting                                                    263
  Prospectus and shareholder reports
    Small-Cap Value shares                                                  104
    Small-Cap Value Advisor class shares                                     --
  Registration                                                               60
  Legal and audit                                                            23
  Directors                                                                   9
  Miscellaneous                                                               8
                                                                      ---------
  Total expenses                                                         11,197
  Expenses paid indirectly                                                  (11)
                                                                      ---------
  Net expenses                                                           11,186
                                                                      ---------
Net investment income (loss)                                             13,132
                                                                      ---------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities (including $2,664 from affiliated companies)                82,194
  Futures                                                                   851
  Foreign currency transactions                                              (1)
                                                                      ---------
  Net realized gain (loss)                                               83,044
Change in net unrealized gain or loss on securities
(including $40,417 from affiliated companies)                           127,659
                                                                      ---------
Net realized and unrealized gain (loss)                                 210,703
                                                                      ---------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $ 223,835
                                                                      =========

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           Year
                                                          Ended
                                                        12/31/00       12/31/99

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                       $    13,132    $    11,529
  Net realized gain (loss)                                83,044        119,186
  Change in net unrealized gain or loss                  127,659       (131,399)
                                                     --------------------------
  Increase (decrease) in net assets from operations      223,835           (684)
                                                     --------------------------
Distributions to shareholders
  Net investment income
    Small-Cap Value shares                               (13,074)       (11,457)
    Small-Cap Value Advisor Class shares                     (13)            --
  Net realized gain
    Small-Cap Value shares                              (109,865)       (90,988)
    Small-Cap Value Advisor Class shares                    (108)            --
                                                     --------------------------
  Decrease in net assets from distributions             (123,060)      (102,445)
                                                     --------------------------
Capital share transactions *
  Shares sold
    Small-Cap Value shares                               306,061        320,585
    Small-Cap Value Advisor Class shares                   1,512             --
  Distributions reinvested
    Small-Cap Value shares                               115,691         96,507
    Small-Cap Value Advisor Class shares                      30             --
  Shares redeemed
    Small-Cap Value shares                              (424,198)      (683,860)
    Small-Cap Value Advisor Class shares                     (89)            --
  Redemption fees received
    Small-Cap Value shares                                   106            189
    Small-Cap Value Advisor Class shares                      --             --
                                                     --------------------------
  Increase (decrease) in net assets from
  capital share transactions                                (887)      (266,579)
                                                     --------------------------

Net Assets

Increase (decrease) during period                         99,888       (369,708)
Beginning of period                                    1,262,232      1,631,940
                                                     --------------------------

End of period                                        $ 1,362,120    $ 1,262,232
                                                     ==========================

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           Year
                                                          Ended
                                                        12/31/00       12/31/99

*Share information
  Shares sold

    Small-Cap Value shares                                 16,034        17,358
    Small-Cap Value Advisor Class shares                       77            --
  Distributions reinvested

    Small-Cap Value shares                                  6,315         5,677
    Small-Cap Value Advisor Class shares                        2            --
  Shares redeemed

    Small-Cap Value shares                                (22,868)      (37,430)
    Small-Cap Value Advisor Class shares                       (5)           --
                                                         ----------------------
  Increase (decrease) in shares outstanding                  (445)      (14,395)

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 2000

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has two classes of shares - Small-Cap Value, offered since June 30, 1988, and Small-Cap Value Advisor Class, first offered on March 31, 2000. Small-Cap Value Advisor Class sells its shares only through financial intermediaries, which it compensates for distribution and certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

      Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

      Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

      Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

      Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

      Class Accounting The Small-Cap Value Advisor Class pays distribution and administrative expenses, in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average net assets; no such fees were incurred during the period ended December 31, 2000. Shareholder servicing, prospectus, and shareholder report expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions are declared and paid by the fund on an annual basis.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Purchases and sales of portfolio securities, other than short-term securities, aggregated $171,966,000 and $254,260,000, respectively, for the year ended December 31, 2000.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended December 31, 2000. The reclassifications relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net-investment income and realized capital gain. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

      --------------------------------------------------------------------------

     Undistributed net investment income                          $  (488,000)
      Undistributed net realized gain                              (10,161,000)
      Paid-in-capital                                               10,649,000

      At December 31, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,110,784,000. Net unrealized gain aggregated $263,048,000 at period-end, of which $507,319,000 related to appreciated investments and $244,271,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

      The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group (Price Group). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $747,000 was payable at December 31, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Group (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2000, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

      The manager has agreed to bear any expenses through December 31, 2001, which would cause Small-Cap Value Advisor Class's ratio of total expenses to average net assets to exceed 1.15%. Thereafter, through December 31, 2003, Small-Cap Value Advisor Class is required to reimburse the manager for these expenses, provided that its average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its ratio of total expenses to average net assets to exceed 1.15%.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,263,000 for the year ended December 31, 2000, of which $204,000 was payable at period-end.

      The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Group, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2000, totaled $3,489,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors and Small-Cap Value Advisor Class Shareholders of T. Rowe Price Small-Cap Value Fund, Inc.

      In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Value Fund, Inc. (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with custodians, provide a reasonable basis for our opinion.


      PricewaterhouseCoopers LLP

      Baltimore, Maryland
      January 19, 2001

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/00
--------------------------------------------------------------------------------

      We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

      The fund's distributions to shareholders included:

      o     $4,746,000 from short-term capital gains,

      o $115,388,000 from long-term capital gains, subject to the 20% rate gains category.

      For corporate shareholders, $13,908,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

--------------------------------------------------------------------------------

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

                       INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

      By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

      In Person Available in T. Rowe Price Investor Centers.

      ACCOUNT SERVICES

      Checking Available on most fixed-income funds ($500 minimum).

      Automatic Investing From your bank account or paycheck.

      Automatic Withdrawal Scheduled, automatic redemptions.

      Distribution Options Reinvest all, some, or none of your distributions.

      Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

      BROKERAGE SERVICES*

      Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates. **

      INVESTMENT INFORMATION

      Combined Statement Overview of all your accounts with T. Rowe Price.

      Shareholder Reports Fund managers' reviews of their strategies and results.

      T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

      Performance Update Quarterly review of all T. Rowe Price fund results.

      Insights Educational reports on investment strategies and financial markets.

      Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
      Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

       * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

      ** Based on a January 2001 survey for representative-assisted stock trades. Services vary by firm, and commissions may vary depending on size of order.

For fund and account information or to conduct transactions, 24 hours, 7 days a week By touch-tone telephone Tele*Access 1-800-638-2587

By Account Access on the Internet

www.troweprice.com/access

For assistance with your existing fund account, call:
Shareholder Service Center

1-800-225-5132

To open a brokerage account or obtain information, call:

1-800-638-5660

For the hearing impaired, call:

1-800-367-0763

Internet address:

www.troweprice.com

Plan Account Lines for retirement plan participants:

The appropriate 800 number appears on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:

For directions, call 1-800-225-5132
or visit our Web site at www.troweprice.com/investorcenters

Baltimore Area

Downtown
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area

386 Washington Street
Wellesley

Colorado Springs

2260 Briargate Parkway

Los Angeles Area

Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area

1990 North California Boulevard
Suite 100
Walnut Creek

Tampa

4200 West Cypress Street
10th Floor

Washington, D.C.

900 17th Street N.W.
Farragut Square

Invest With Confidence(R)
T.RowePrice [LOGO]

T. Rowe Price Investment Services, Inc., Distributor.         E246-050  12/31/00